UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Enhanced Emerging Markets Fixed Income Fund
		Principal Amount ($) (a)	Value ($)
Bonds 88.9%
Argentina 0.2%
Republic of Argentina, GDP Linked Note, 12/15/2035 (b) (Cost $450,759)	EUR	5,138,017	422,708
Austria 0.7%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (c) (Cost $2,000,000)		2,000,000	2,050,000
Barbados 0.7%
Columbus International, Inc., 144A, 11.5%, 11/20/2014 (Cost $2,118,277)		2,000,000	2,094,500
Belarus 1.3%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $3,789,233)		3,750,000	3,759,375
Bermuda 0.8%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		1,000,000	1,040,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,100,000	1,140,700

(Cost $2,135,930)			2,180,700
Brazil 3.8%
Banco BTG Pactual SA, 144A, 4.0%, 1/16/2020 (c)		2,000,000	1,755,000
Banco do Estado do Rio Grande do Sul SA, 144A, 7.375%, 2/2/2022		2,000,000	1,950,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	4,200,000	1,592,458
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		2,000,000	1,880,000
NET Servicos de Comunicacao SA, 7.5%, 1/27/2020		2,000,000	2,160,000
Oi SA, 144A, 5.75%, 2/10/2022		500,000	449,375
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		1,000,000	965,000

(Cost $14,139,818)			10,751,833
Canada 1.7%
Pacific Rubiales Energy Corp.:
144A, 5.125%, 3/28/2023		3,000,000	2,722,500
144A, 7.25%, 12/12/2021		2,000,000	2,100,000

(Cost $5,167,500)			4,822,500
Cayman Islands 7.5%
Braskem Finance Ltd.:
144A, 5.75%, 4/15/2021		2,000,000	1,925,000
6.45%, 2/3/2024 (d)		2,400,000	2,356,800
Country Garden Holdings Co., Ltd.:
144A, 7.25%, 4/4/2021		2,300,000	2,179,250
144A, 7.5%, 1/10/2023		2,000,000	1,867,500
Embraer Overseas Ltd., 144A, 5.696%, 9/16/2023		1,000,000	1,005,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		2,000,000	2,180,000
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,000,000	927,500
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018 (c)		3,000,000	3,000,000
Longfor Properties Co., Ltd., 6.75%, 1/29/2023		2,000,000	1,775,702
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		3,938,400	4,017,168

(Cost $21,490,952)			21,233,920
Chile 1.7%
Cencosud SA, 144A, 5.5%, 1/20/2021		3,000,000	2,968,251
Telefonica Chile SA, 144A, 3.875%, 10/12/2022		2,000,000	1,832,878

(Cost $4,820,818)			4,801,129
Colombia 0.6%
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021 (Cost $1,567,500)		1,500,000	1,552,500
Croatia 1.4%
Agrokor DD, 144A, 8.875%, 2/1/2020		1,000,000	1,075,100
Republic of Croatia, REG S, 144A, 6.0%, 1/26/2024 (c)		3,000,000	2,914,500

(Cost $4,017,726)			3,989,600
Cyprus 0.1%
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018 (Cost $365,249)		400,000	324,000
Dominican Republic 1.0%
Dominican Republic, 144A, 5.875%, 4/18/2024 (Cost $2,980,000)		3,000,000	2,865,000
Georgia 0.4%
Georgian Railway JSC, 144A, 7.75%, 7/11/2022 (Cost $1,225,203)		1,100,000	1,160,500
Ghana 1.7%
Republic of Ghana:
144A, 7.875%, 8/7/2023		3,000,000	2,790,000
144A, 8.5%, 10/4/2017		2,000,000	2,080,000

(Cost $5,225,120)			4,870,000
Hungary 2.5%
MFB Magyar Fejlesztesi Bank Zrt, 144A, 6.25%, 10/21/2020		2,000,000	2,065,000
Republic of Hungary, 4.125%, 2/19/2018		5,000,000	4,993,750

(Cost $6,886,151)			7,058,750
India 0.7%
Bank of Baroda, 144A, 4.875%, 7/23/2019 (Cost $1,995,140)		2,000,000	2,005,514
Indonesia 3.6%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018		3,000,000	2,962,500
Pertamina Persero PT:
144A, 4.875%, 5/3/2022		1,500,000	1,368,750
144A, 5.625%, 5/20/2043		3,000,000	2,302,500
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		2,000,000	1,455,000
Republic of Indonesia, 144A, 10.375%, 5/4/2014		2,000,000	2,045,000

(Cost $10,592,867)			10,133,750
Ireland 1.8%
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,000,000	947,500
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016 (c)		4,000,000	4,170,000

(Cost $5,165,219)			5,117,500
Jersey 1.8%
Atlantic Finance Ltd., 144A, 10.75%, 5/27/2014		2,000,000	2,052,704
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (c)		3,000,000	2,891,250

(Cost $5,042,917)			4,943,954
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		1,000,000	1,060,000
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		1,000,000	1,106,200

(Cost $2,238,197)			2,166,200
Luxembourg 5.1%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,205,000
CSN Resources SA, 144A, 6.5%, 7/21/2020 (c)		2,000,000	1,965,000
Evraz Group SA:
144A, 6.5%, 4/22/2020		2,000,000	1,827,500
144A, 7.4%, 4/24/2017		1,000,000	1,031,900
MHP SA, 144A, 8.25%, 4/2/2020 (c)		1,250,000	1,031,500
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,200,000	1,137,000
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,800,000	1,935,000
Rosneft Finance SA:
144A, 6.625%, 3/20/2017		1,000,000	1,093,750
Series 6, 144A, 7.875%, 3/13/2018		2,000,000	2,282,500

(Cost $14,670,488)			14,509,150
Malaysia 1.2%
Penerbangan Malaysia Bhd.:
144A, 5.625%, 3/15/2016		1,000,000	1,087,360
REG S, 5.625%, 3/15/2016		2,130,000	2,316,077

(Cost $3,196,858)			3,403,437
Mexico 11.6%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	28,000,000	1,894,158
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		5,100,000	5,476,125
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,111,250
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		1,000,000	997,500
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	24,000,000	1,400,056
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,500,000	1,402,500
Trust F/1401, 144A, 6.95%, 1/30/2044		3,000,000	2,880,000
United Mexican States:
4.0%, 10/2/2023		15,000,000	14,775,000
Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,839,513

(Cost $34,389,480)			32,776,102
Mongolia 1.3%
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018 (Cost $3,753,613)		4,000,000	3,580,000
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,385,789
Netherlands 4.8%
Ajecorp BV, 144A, 6.5%, 5/14/2022		2,270,000	2,167,850
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		2,000,000	1,852,500
Marfrig Holding Europe BV:
144A, 9.875%, 7/24/2017		1,745,000	1,710,100
144A, 11.25%, 9/20/2021		2,000,000	1,952,500
Metinvest BV:
144A, 8.75%, 2/14/2018		1,000,000	915,000
144A, 10.25%, 5/20/2015		1,000,000	994,160
Myriad International Holdings BV, 144A, 6.0%, 7/18/2020		2,000,000	2,100,000
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022 (c)		1,800,000	1,869,750

(Cost $13,928,814)			13,561,860
Peru 3.5%
Banco de Credito del Peru:
144A, 6.125%, 4/24/2027		3,000,000	2,977,500
144A, 6.875%, 9/16/2026		4,500,000	4,680,000
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		500,000	441,875
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		2,000,000	1,830,000

(Cost $10,114,411)			9,929,375
Philippines 0.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,333,750
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,235,000

(Cost $2,093,315)			2,568,750
Romania 0.5%
Republic of Romania, REG S, 5.0%, 3/18/2015 (Cost $1,320,211)	EUR	1,000,000	1,396,470
Russia 4.9%
Alfa Bank OJSC, 144A, 7.875%, 9/25/2017 (c)		2,785,000	3,091,350
Bank of Moscow, 144A, 6.699%, 3/11/2015		2,000,000	2,090,760
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		1,500,000	1,353,750
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		1,000,000	903,750
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	7,900,000	223,185
144A, 7.5%, 3/31/2030		1,430,000	1,646,645
Series 6207, 8.15%, 2/3/2027	RUB	15,800,000	446,102
Vnesheconombank, 144A, 5.942%, 11/21/2023		3,000,000	2,958,750
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		1,100,000	1,167,375

(Cost $14,172,283)			13,881,667
Singapore 0.7%
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018 (Cost $1,987,500)		2,000,000	1,975,000
Slovenia 0.9%
Republic of Slovenia, 144A, 4.75%, 5/10/2018 (Cost $2,410,319)		2,500,000	2,557,000
South Africa 1.4%
Eskom Holdings SOC Ltd., 144A, 5.75%, 1/26/2021 (Cost $3,893,186)		4,000,000	3,900,000
Turkey 3.5%
Arcelik AS, 144A, 5.0%, 4/3/2023 (c)		1,000,000	855,200
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,855,000
Republic of Turkey, 7.0%, 9/26/2016		2,200,000	2,395,360
Turkiye Is Bankasi, 144A, 3.875%, 11/7/2017		2,000,000	1,885,400
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		800,000	690,000
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018 (c)		1,500,000	1,368,765
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017		706,000	729,827

(Cost $10,264,409)			9,779,552
Ukraine 3.5%
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		5,000,000	4,750,000
Ukraine Railways, 144A, 9.5%, 5/21/2018		2,000,000	1,730,000
Ukreximbank, REG S, 8.75%, 1/22/2018		4,000,000	3,258,640

(Cost $10,512,878)			9,738,640
United Arab Emirates 0.7%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $1,987,000)		2,000,000	2,050,000
United Kingdom 2.7%
Afren PLC, 144A, 10.25%, 4/8/2019 (c)		2,109,000	2,422,187
DTEK Finance PLC, 144A, 7.875%, 4/4/2018		2,000,000	1,775,000
Fresnillo PLC, 144A, 5.5%, 11/13/2023 (c)		1,000,000	970,000
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (c)		2,300,000	2,300,000

(Cost $7,567,573)			7,467,187
United States 2.3%
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		4,500,000	5,017,500
U.S. Treasury Note, 0.75%, 6/15/2014		1,500,000	1,503,575

(Cost $6,633,788)			6,521,075
Uruguay 0.6%
Republic of Uruguay, 8.0%, 11/18/2022 (Cost $1,517,945)		1,349,030	1,666,052

Venezuela 3.5%
Petroleos de Venezuela SA:
Series 2014, 4.9%, 10/28/2014		1,000,000	927,500
144A, 8.5%, 11/2/2017 (c)		7,600,000	5,897,600
Republic of Venezuela, 8.5%, 10/8/2014 (c)		3,000,000	2,940,000

(Cost $10,866,947)			9,765,100

Total Bonds (Cost $260,071,117)			250,716,139

		Shares	Value ($)
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $26,414,111)		26,414,111	26,414,111
Cash Equivalents 4.1%
Central Cash Management Fund, 0.04% (e) (Cost $11,527,625)		11,527,625	11,527,625

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $298,012,853) †		102.3	288,657,875
Other Assets and Liabilities, Net		(2.3)	(6,564,571)

Net Assets		100.0	282,093,304

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,765,348	0

*	Non-income producing security.
†
The cost for federal income tax purposes was $298,012,853.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $9,354,978.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,977,089 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,332,067.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2014 amounted to $25,213,070, which is 8.9% of net assets.

(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDP: Gross Domestic Product
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

MXN	9,732,417	USD	730,283	2/11/2014	2,930	Commonwealth Bank of Australia
EUR	2,100,000	USD	2,873,182	4/23/2014	40,799	UBS AG
Total unrealized appreciation					43,729

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,418,768	MXN	18,682,417	2/11/2014	(22,537)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(g)
Bonds	$—	$250,716,139	$0	$250,716,139
Short-Term Investments(g)	37,941,736	—	—	37,941,736
Derivatives(h)
Forward Foreign Currency Contracts	—	43,729	—	43,729
Total	$37,941,736	$250,759,868	$0	$288,701,604

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(22,537)	$—	$(22,537)
Total	$—	$(22,537)	$—	$(22,537)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$21,192

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014